Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Directors and key management compensation
Short-term employee benefits	€ 27	€ 25	€ 28
Share-based payments	7	12	8
Total	€ 34	€ 37	€ 36